Net Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	¥ 173,324	$ 26,563	¥ 292,170	¥ 50,544
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,812,049	208,812,049	208,156,507	71,771,033
Dilutive effect of share options	6,811,724	6,811,724	7,699,070	7,819,747
Denominator for diluted calculation	215,623,773	215,623,773	215,855,577	79,590,780
Basic net income per ordinary share | (per share)	¥ 0.83	$ 0.13	¥ 1.40	¥ 0.70
Diluted net income per ordinary share | (per share)	¥ 0.80	$ 0.12	¥ 1.35	¥ 0.64